Capital and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Capital and Net Debt
The capital structure of the Group, which comprises net debt and capital and reserves attributable to the Company’s equity holders, may be summarised as follows:

	2020 $m	2019 $m
Capital and reserves attributable to the Company’s equity holders	19,656	19,028
Net debt	5,941	7,532
Capital and net debt	25,597	26,560

Summary of Interest Rate Risk
The following table demonstrates the impact on profit before tax and total equity of a range of possible changes in the interest rates applicable to net floating rate borrowings, with all other variables held constant. These impacts are calculated based on the closing balance sheet for the relevant period and assume that all floating interest rates and interest curves change by the same amount. For profit before tax, the impact shown is the impact on closing balance sheet floating rate net debt for a full year while for total equity the impact shown is the impact on the value of financial instruments.

Percentage change in cost of borrowings (i)		+/-1%
Impact on profit before tax	2020	+/- $59m
	2019	+/-$23m
	2018	+/-$5m

Impact on total equity	2020	-/+ $3m
	2019	-/+ $3m
	2018	-/+ $8m

(i)	Sensitivity analysis for cost of borrowing has been presented for continuing operations only.

Summary of Foreign Currency Risk
The following table demonstrates the sensitivity of profit before tax and equity to selected movements in the relevant US Dollar/euro exchange rate (with all other variables held constant); the euro has been selected as the appropriate currency for this analysis given the materiality of the Group’s activities in euro. The impact on profit before tax is based on changing the US Dollar/euro exchange rate used in calculating profit before tax for the period. The impact on total equity and financial instruments is calculated by changing the US Dollar/euro exchange rate used in measuring the closing balance sheet.

Percentage change in relevant $/ € exchange rate (i)		+/- 5%
Impact on profit before tax	2020	-/+ $19m
	2019	+/- $4m
	2018	-/+ $10m

Impact on total equity*	2020	+/-$157m
	2019	+/- $177m
	2018	+/- $183m

* Includes the impact on financial instruments which is as follows:	2020	-/+ $27m
	2019	-/+ $11m
	2018	-/+ $53m

(i)	Sensitivity analysis for exchange rates has been presented for continuing operations only.

Summary of Notional and Fair Values in Respect of Derivative Contracts
The notional and fair values in respect of derivative contracts as at 31 December 2020 and 31 December 2019 were as follows:
Profile of commodity products

	As at 31 December 2020		As at 31 December 2019
	Notional value $m	Fair value $m	Notional value $m	Fair value $m
Commodity contracts	85	-	118	-
Derivative liability	-	(2)	-	-

Disclosure of projected contractual undiscounted cash outflows (principal and interest) arising from Group's trade and other payables, gross debt and derivative financial instruments.
The tables below show the projected contractual undiscounted total cash outflows (principal and interest) arising from the Group’s trade and other payables, gross debt and derivative financial instruments. The tables also include the gross cash inflows projected to arise from derivative financial instruments. These projections are based on the interest and foreign exchange rates applying at the end of the relevant financial year.

	Within 1 year $m	Between 1 and 2 years $m	Between 2 and 3 years $m	Between 3 and 4 years $m	Between 4 and 5 years $m	After 5 years $m	Total $m
At 31 December 2020

Financial liabilities - cash outflows

Trade and other payables	4,797	171	49	209	181	371	5,778

Lease liabilities under IFRS 16	301	255	208	177	150	1,085	2,176

Other interest-bearing loans and borrowings	1,270	479	1,538	741	1,255	6,805	12,088

Interest payments on other interest-bearing loans and borrowings (i)	345	328	296	272	246	1,952	3,439

Cross-currency swaps - gross cash outflows	2,345	-	-	-	-	-	2,345

Other derivative financial instruments	5	1	-	-	-	-	6
Gross projected cash outflows	9,063	1,234	2,091	1,399	1,832	10,213	25,832

Derivative financial instruments - cash inflows

Interest rate swaps - net cash inflows (ii)	(40)	(40)	(33)	(30)	(22)	(32)	(197)

Cross-currency swaps - gross cash inflows	(2,350)	-	-	-	-	-	(2,350)

Other derivative financial instruments	(4)	(1)	-	-	-	-	(5)
Gross projected cash inflows	(2,394)	(41)	(33)	(30)	(22)	(32)	(2,552)

The equivalent disclosure for the prior year is as follows:

At 31 December 2019

Financial liabilities - cash outflows

Trade and other payables	4,916	156	45	27	186	238	5,568

Lease liabilities under IFRS 16	309	259	217	177	152	1,175	2,289

Other interest-bearing loans and borrowings	6,626	1,081	440	847	677	6,099	15,770

Interest payments on other interest-bearing loans and borrowings (i)	345	309	290	262	255	2,085	3,546

Cross-currency swaps - gross cash outflows	1,814	14	-	-	-	-	1,828

Other derivative financial instruments	4	1	-	-	-	-	5
Gross projected cash outflows	14,014	1,820	992	1,313	1,270	9,597	29,006

Derivative financial instruments - cash inflows

Interest rate swaps - net cash inflows (ii)	(15)	(15)	(15)	(8)	(6)	(14)	(73)

Cross-currency swaps - gross cash inflows	(1,802)	(14)	-	-	-	-	(1,816)

Other derivative financial instruments	(4)	(1)	-	-	-	-	(5)
Gross projected cash inflows	(1,821)	(30)	(15)	(8)	(6)	(14)	(1,894)

(i)
At 31 December 2020 and 31 December 2019, a portion of the Group’s long-term debt carried variable interest rates. The Group uses the interest rates in effect on 31 December to calculate the interest payments on the long-term debt for the periods indicated.

(ii)
The Group uses interest rate swaps to help manage its interest cost. Under these contracts the Group has agreed to exchange at predetermined intervals, the net difference between fixed and variable interest amounts calculated by reference to a pre-agreed
notional principal. The Group uses the interest rates in effect on 31 December to calculate the net interest receipts or payments on these contracts.